Income Tax Expenses - Summary of Major Components of Income Tax Income (Expense) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Income tax:
Current year		$ 37,275	$ 24,862	$ 19,488
Under (Over) provision of prior years		645	(34)	(69)
Current tax expense (income) and adjustments for current tax of prior periods		37,920	24,828	19,419
Deferred tax:
Current year (Note 21)		(1,644)	1,514	(557)
(Over) Under provision of prior years (Note 21)		(1,034)	(598)	67
Deferred tax expense (income) recognised in profit or loss		(2,678)	916	(490)
Foreign withholding tax		1,807	2,493	2,374
Tax expense (income)	$ 27,554	$ 37,049	$ 28,237	$ 21,303